Property, Plant and Equipment - Disclosure of Gold Price, Silver Price, Copper price and Exchange Rates Assumptions (Details)	12 Months Ended
	Jun. 30, 2026 $ / lb	Jun. 30, 2026 $ / oz	Jun. 30, 2026 $ / Ounce	Jun. 30, 2026	Jun. 30, 2026 R / kg	Jun. 30, 2026 R / $	Jun. 30, 2025 $ / lb	Jun. 30, 2025 $ / oz	Jun. 30, 2025	Jun. 30, 2025 R / kg	Jun. 30, 2025 R / $	Jun. 30, 2024 $ / oz	Jun. 30, 2024 $ / Ounce	Jun. 30, 2024	Jun. 30, 2024 R / kg	Jun. 30, 2024 R / $
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Closing Price Of Copper Assumption	4.78						4.25
Copper Resource Value Assumption, Inferred	0.21
Zinc Resource Value Assumption	0.06
Life-of-mine plans (term)	5 years
South African operations | Bottom of range
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Discount rate applied to cash flow projections				11.30%					11.20%
South African operations | Top of range
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Discount rate applied to cash flow projections				13.00%					12.40%
CSA
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Discount rate applied to cash flow projections				7.60%
Eva Copper operations and related assets
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Discount rate applied to cash flow projections				8.10%
Doornkop | Mining assets1
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Discount rate applied to cash flow projections														10.70%
Target 1 | Mining assets1
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Discount rate applied to cash flow projections														12.20%
Underground resources | South African operations
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Measured | $ / Ounce			16.50										16.50
Indicated | $ / Ounce			9.00										9.00
Inferred | $ / Ounce			3.60										3.60
Year 1
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		5,016			2,675,000			3,105		1,792,000		2,258			1,335,000
Closing Price Of Copper Assumption	5.73
Silver price (in USD per oz) | $ / oz		78.26
Exchange rate (R/USD) | R / $						16.59					17.95					18.39
Year 2
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		4,593			2,454,000			2,892		1,639,000		2,173			1,255,000
Closing Price Of Copper Assumption	5.48
Silver price (in USD per oz) | $ / oz		67.32
Exchange rate (R/USD) | R / $						16.62					17.63					17.96
Year 3
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		4,024			2,185,000			2,604		1,508,000		2,049			1,209,000
Closing Price Of Copper Assumption	5.31
Silver price (in USD per oz) | $ / oz		55.68
Exchange rate (R/USD) | R / $						16.89					18.01					18.36
Year 4
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		3,590			1,988,000			2,237		1,334,000		1,772			1,040,000
Closing Price Of Copper Assumption	5.07
Silver price (in USD per oz) | $ / oz		48.48
Exchange rate (R/USD) | R / $						17.22					18.54					18.26
Long term (Year 5 onward)
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		2,915			1,650,000			2,237		1,334,000		1,772			1,040,000
Closing Price Of Copper Assumption	4.78
Silver price (in USD per oz) | $ / oz		38.90
Exchange rate (R/USD) | R / $						17.60					18.54					18.26